Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and Other Payables (Table)

	December 31, 2023	December 31, 2022
Trade payables	$22,591	$19,125
Accrued expenses	7,890	7,448
Accrued interest expense	22,892	23,179
Tax payable	8,332	7,651
Other payable	782	480
Professional fees payable	423	971
Related Parties (Note 21)	4,168	1,319
Deferred lease revenue	1,108	1,171
Total	$68,186	$61,344